Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Delaware Group Tax Free Fund
Entity Central Index Key	0000728352
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000074146 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free USA Fund(formerly, Macquarie Tax-Free USA Fund)
Class Name	Institutional Class
Trading Symbol	DTFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free USA Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$29	0.57%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if litigation expenses were not included.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1],[2]
Net Assets	$ 1,151,736,526
Holdings Count | Holding	324	[3]
Advisory Fees Paid, Amount	$ 2,406,927
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$1,151,736,526
Total number of portfolio holdings*	324
Total advisory fees paid (during reporting period)	$2,406,927
Portfolio turnover rate	12%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	14.16%
Special Tax Revenue Bonds	13.88%
Education Revenue Bonds	13.71%
Transportation Revenue Bonds	13.29%
Healthcare Revenue Bonds	11.57%
Lease Revenue Bonds	9.86%
State General Obligation Bonds	6.68%
Local General Obligation Bonds	4.56%
Electric Revenue Bonds	3.86%
Housing Revenue Bonds	3.66%

State and territory allocation
Puerto Rico	13.38%
California	11.38%
New York	10.91%
Illinois	9.24%
Florida	5.59%
Arizona	5.01%
Texas	4.65%
Pennsylvania	4.10%
New Jersey	3.45%
Wisconsin	3.44%

C000006387 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free USA Fund(formerly, Macquarie Tax-Free USA Fund)
Class Name	Class C
Trading Symbol	DUSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free USA Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$81	1.57%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if litigation expenses were not included.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.57%	[4],[5]
Net Assets	$ 1,151,736,526
Holdings Count | Holding	324	[6]
Advisory Fees Paid, Amount	$ 2,406,927
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$1,151,736,526
Total number of portfolio holdings*	324
Total advisory fees paid (during reporting period)	$2,406,927
Portfolio turnover rate	12%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	14.16%
Special Tax Revenue Bonds	13.88%
Education Revenue Bonds	13.71%
Transportation Revenue Bonds	13.29%
Healthcare Revenue Bonds	11.57%
Lease Revenue Bonds	9.86%
State General Obligation Bonds	6.68%
Local General Obligation Bonds	4.56%
Electric Revenue Bonds	3.86%
Housing Revenue Bonds	3.66%

State and territory allocation
Puerto Rico	13.38%
California	11.38%
New York	10.91%
Illinois	9.24%
Florida	5.59%
Arizona	5.01%
Texas	4.65%
Pennsylvania	4.10%
New Jersey	3.45%
Wisconsin	3.44%

C000006385 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free USA Fund(formerly, Macquarie Tax-Free USA Fund)
Class Name	Class A
Trading Symbol	DMTFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free USA Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$42	0.82%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if litigation expenses were not included.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[7],[8]
Net Assets	$ 1,151,736,526
Holdings Count | Holding	324	[9]
Advisory Fees Paid, Amount	$ 2,406,927
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$1,151,736,526
Total number of portfolio holdings*	324
Total advisory fees paid (during reporting period)	$2,406,927
Portfolio turnover rate	12%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	14.16%
Special Tax Revenue Bonds	13.88%
Education Revenue Bonds	13.71%
Transportation Revenue Bonds	13.29%
Healthcare Revenue Bonds	11.57%
Lease Revenue Bonds	9.86%
State General Obligation Bonds	6.68%
Local General Obligation Bonds	4.56%
Electric Revenue Bonds	3.86%
Housing Revenue Bonds	3.66%

State and territory allocation
Puerto Rico	13.38%
California	11.38%
New York	10.91%
Illinois	9.24%
Florida	5.59%
Arizona	5.01%
Texas	4.65%
Pennsylvania	4.10%
New Jersey	3.45%
Wisconsin	3.44%

C000006388 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free USA Intermediate Fund(formerly, Macquarie Tax-Free USA Intermediate Fund)
Class Name	Class A
Trading Symbol	DMUSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$39	0.76%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.75% if litigation expenses were not included.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[10],[11]
Net Assets	$ 879,583,968
Holdings Count | Holding	331	[12]
Advisory Fees Paid, Amount	$ 1,595,027
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$879,583,968
Total number of portfolio holdings*	331
Total advisory fees paid (during reporting period)	$1,595,027
Portfolio turnover rate	3%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Industrial Development Revenue/Pollution Control Revenue Bonds	21.98%
Special Tax Revenue Bonds	15.68%
Transportation Revenue Bonds	14.42%
Healthcare Revenue Bonds	8.67%
Education Revenue Bonds	7.79%
Lease Revenue Bonds	7.58%
State General Obligation Bonds	6.62%
Housing Revenue Bonds	6.06%
Electric Revenue Bonds	3.62%
Local General Obligation Bonds	3.31%

State and territory allocation

New York	13.51%
Puerto Rico	12.01%
Illinois	10.23%
California	9.42%
Florida	7.34%
Colorado	4.67%
Pennsylvania	3.73%
Alabama	3.62%
New Jersey	3.37%
Virginia	3.03%

C000006390 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free USA Intermediate Fund(formerly, Macquarie Tax-Free USA Intermediate Fund)
Class Name	Class C
Trading Symbol	DUICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$77	1.51%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.50% if litigation expenses were not included.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.51%	[13],[14]
Net Assets	$ 879,583,968
Holdings Count | Holding	331	[15]
Advisory Fees Paid, Amount	$ 1,595,027
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$879,583,968
Total number of portfolio holdings*	331
Total advisory fees paid (during reporting period)	$1,595,027
Portfolio turnover rate	3%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Industrial Development Revenue/Pollution Control Revenue Bonds	21.98%
Special Tax Revenue Bonds	15.68%
Transportation Revenue Bonds	14.42%
Healthcare Revenue Bonds	8.67%
Education Revenue Bonds	7.79%
Lease Revenue Bonds	7.58%
State General Obligation Bonds	6.62%
Housing Revenue Bonds	6.06%
Electric Revenue Bonds	3.62%
Local General Obligation Bonds	3.31%

State and territory allocation

New York	13.51%
Puerto Rico	12.01%
Illinois	10.23%
California	9.42%
Florida	7.34%
Colorado	4.67%
Pennsylvania	3.73%
Alabama	3.62%
New Jersey	3.37%
Virginia	3.03%

C000074147 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free USA Intermediate Fund(formerly, Macquarie Tax-Free USA Intermediate Fund)
Class Name	Institutional Class
Trading Symbol	DUSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$26	0.51%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.50% if litigation expenses were not included.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[16],[17]
Net Assets	$ 879,583,968
Holdings Count | Holding	331	[18]
Advisory Fees Paid, Amount	$ 1,595,027
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$879,583,968
Total number of portfolio holdings*	331
Total advisory fees paid (during reporting period)	$1,595,027
Portfolio turnover rate	3%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Industrial Development Revenue/Pollution Control Revenue Bonds	21.98%
Special Tax Revenue Bonds	15.68%
Transportation Revenue Bonds	14.42%
Healthcare Revenue Bonds	8.67%
Education Revenue Bonds	7.79%
Lease Revenue Bonds	7.58%
State General Obligation Bonds	6.62%
Housing Revenue Bonds	6.06%
Electric Revenue Bonds	3.62%
Local General Obligation Bonds	3.31%

State and territory allocation

New York	13.51%
Puerto Rico	12.01%
Illinois	10.23%
California	9.42%
Florida	7.34%
Colorado	4.67%
Pennsylvania	3.73%
Alabama	3.62%
New Jersey	3.37%
Virginia	3.03%

[1]	Annualized.
[2]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if litigation expenses were not included.
[3]	Excludes cash and cash equivalents.
[4]	Annualized.
[5]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if litigation expenses were not included.
[6]	Excludes cash and cash equivalents.
[7]	Annualized.
[8]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if litigation expenses were not included.
[9]	Excludes cash and cash equivalents.
[10]	Annualized.
[11]	Costs paid as a percentage of a $10,000 investment would have been 0.75% if litigation expenses were not included.
[12]	Excludes cash and cash equivalents.
[13]	Annualized.
[14]	Costs paid as a percentage of a $10,000 investment would have been 1.50% if litigation expenses were not included.
[15]	Excludes cash and cash equivalents.
[16]	Annualized.
[17]	Costs paid as a percentage of a $10,000 investment would have been 0.50% if litigation expenses were not included.
[18]	Excludes cash and cash equivalents.